Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual lease obligations to make future payments
Less than 1 Year	$ 74
1-3 Years	26
4-5 Years
Over 5 Years
Total	$ 100